Submission	Nov. 06, 2026
Submission [Line Items]
Central Index Key	0001136869
Registrant Name	ZIMMER BIOMET HOLDINGS, INC.
Registration File Number	333-285227
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES